SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narratives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reclassifications or changes in presentation [line items]
Depreciation and amortization of real-estate assets	$ 203	$ 249	$ 283
Revision of Prior Period, Reclassification, Adjustment
Disclosure of reclassifications or changes in presentation [line items]
Depreciation and amortization of real-estate assets		$ 319	$ 341